Statutory Reserves and Restricted Net Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory Reserves and Restricted Net Assets [Abstract]
Reserve percentage	10.00%
Restricted net asset	$ 156,333	$ 156,333